UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
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Check here if Amendment [_]; Amendment Number: ______
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Crestview Partners GP, L.P.
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Address:          667 Madison Avenue
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                  10th Floor
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                  New York, NY 10065
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Form 13F File Number: 28-13638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn C. Pellicone
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Title:   Chief Financial Officer
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Phone:   (212) 906-0723
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Signature, Place, and Date of Signing:

      /s/ Evelyn C. Pellicone         New York, New York        May 14, 2013
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           [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          2
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Form 13F Information Table Value Total:          $339,616
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                                                 (thousands)


List of Other Included Managers:

None

                                          FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                         VALUE    SHRS OR    SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------- -------------- --------- -------- --------- ------ ---- ---------- -------- --------- ------ ----

CHARTER        CL A NEW       16117M305 298,956  2,869,606 SH             SOLE             2,869,606
COMMUNICATIONS
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FBR & CO       COM            30247C301 40,660   2,147,909 SH             SOLE             2,147,909
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